Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 132,498	$ 150,571	$ 166,328	$ 188,540	$ 197,832	$ 210,682	$ 214,095	$ 219,063	$ 637,937	$ 841,672	$ 918,298
Costs and expenses:
Cost of materials (exclusive of depreciation and amortization)									581,210	652,427	692,173
Warehouse, processing and delivery expense									100,904	126,696	126,201
Sales, general and administrative expense									77,851	94,162	95,210
Restructuring expense (income)									9,008	(2,960)	9,003
Depreciation and amortization expense									23,318	24,380	24,579
Impairment of Intangible Assets, Finite-lived									33,742	0	0
Impairment of goodwill							56,160		0	56,160	0
Total Costs and Expenses									826,033	950,865	947,166
Operating loss									(188,096)	(109,193)	(28,868)
Interest expense, net									40,523	39,836	40,361
Loss Extinguishment of Debt									0	0	2,606
Other expense, net									6,306	4,323	1,924
Loss from continuing operations before income taxes and equity in earnings (losses) of joint venture									(234,925)	(153,352)	(73,759)
Income tax benefit									(23,570)	(22,943)	(24,898)
Loss from continuing operations before equity in earnings (losses) of joint venture									(211,355)	(130,409)	(48,861)
Equity in earnings (losses) of joint venture									(1,426)	7,691	6,987
Income (Loss) from Continuing Operations	(121,252)	(28,772)	(47,095)	(15,662)	(30,242)	(8,852)	(68,061)	(15,563)	(212,781)	(122,718)	(41,874)
Income (Loss) from Discontinued Operations, Net of Income Taxes	683	955	843	535	558	824	995	953	3,016	3,330	2,341
Net loss	$ (120,569)	$ (27,817)	$ (46,252)	$ (15,127)	$ (29,684)	$ (8,028)	$ (67,066)	$ (14,610)	$ (209,765)	$ (119,388)	$ (39,533)
Earnings per share
Income (Loss) from Continuing Operations, Per Basic Share	$ (5.14)	$ (1.22)	$ (2.01)	$ (0.67)	$ (1.29)	$ (0.38)	$ (2.91)	$ (0.67)	$ (9.04)	$ (5.25)	$ (1.80)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	0.03	0.04	0.04	0.02	0.02	0.04	0.04	0.04	0.13	0.14	0.10
Net basic loss per common share	(5.11)	(1.18)	(1.97)	(0.65)	(1.27)	(0.34)	(2.87)	(0.63)	(8.91)	(5.11)	(1.70)
Income (Loss) from Continuing Operations, Per Diluted Share	(5.14)	(1.22)	(2.01)	(0.67)	(1.29)	(0.38)	(2.91)	(0.67)	(9.04)	(5.25)	(1.80)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	0.03	0.04	0.04	0.02	0.02	0.04	0.04	0.04	0.13	0.14	0.10
Diluted loss per share	$ (5.11)	$ (1.18)	$ (1.97)	$ (0.65)	$ (1.27)	$ (0.34)	$ (2.87)	$ (0.63)	$ (8.91)	$ (5.11)	$ (1.70)
Comprehensive loss:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax									$ (6,642)	$ (5,377)	$ (2,295)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									9,937	(12,996)	4,623
Other comprehensive (loss) income									3,295	(18,373)	2,328
Net loss	$ (120,569)	$ (27,817)	$ (46,252)	$ (15,127)	$ (29,684)	$ (8,028)	$ (67,066)	$ (14,610)	(209,765)	(119,388)	(39,533)
Total comprehensive loss									$ (206,470)	$ (137,761)	$ (37,205)